CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) (Parenthetical)	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 ¥ / shares	Jun. 30, 2022 ¥ / shares
Profit or loss [abstract]
Earnings/(loss) per share, Basic | (per share)	$ (0.18)	¥ (1.31)	¥ 0.24
Earnings/(loss) per share, Diluted | (per share)	$ (0.18)	¥ (1.31)	¥ 0.24